Intangible Assets, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 3,493	$ 3,451
Intangible assets, accumulated amortization	(3,196)	(2,894)
Less: impairment loss of image tracing technology	(291)	(291)
Foreign exchange difference		(68)
Finite-Lived Intangible Assets, Net	6	198
Core technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	496	482
Intangible assets, accumulated amortization	(490)	(385)
Complete technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	73	73
Intangible assets, accumulated amortization	(73)	(73)
Order or Production Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	336	336
Intangible assets, accumulated amortization	(336)	(336)
Customer relationship
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	1,188	1,188
Intangible assets, accumulated amortization	(1,188)	(1,188)
Digital watermarking technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	990	962
Intangible assets, accumulated amortization	(990)	(793)
Image tracing technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	410	410
Intangible assets, accumulated amortization	$ (119)	$ (119)